6. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2021
6. Time Deposits
Scheduled maturities of time deposits
(Dollars in thousands)

2022	$51,615
2023	21,461
2024	20,663
2025	3,822
2026 and thereafter	3,689
Total	$101,250